Pensions and Postretirement Benefits Target and Actual Allocations (Details) - Nov. 30, 2014	Total
Fixed Income Funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	.75
Defined Benefit Plan, Actual Plan Asset Allocations	76.00%
Fixed Income Funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	0.45
Defined Benefit Plan, Actual Plan Asset Allocations	43.00%
Equity Funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	.25
Defined Benefit Plan, Actual Plan Asset Allocations	24.00%
Equity Funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	0.55
Defined Benefit Plan, Actual Plan Asset Allocations	50.00%
other plan funds [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	0
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%
other plan funds [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Target Allocation Percentage	0
Defined Benefit Plan, Actual Plan Asset Allocations	7.00%